                              FBR FAMILY OF FUNDS

                                 -------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1998

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

                             LETTER TO SHAREHOLDERS

                                                                   June 10, 1998

Dear Shareholder:

    We have a great deal to report about the progress of the FBR Family of Funds since we last wrote to you in December. As of May 31, 1998, our three funds had approximately $193.6 million in total net assets in 13,100 separate accounts, up from 3,800 shareholders and $75.6 million on October 31, 1997. On April 18, 1998, we converted our funds from no-load to a multiple class, load distribution structure. This should help us generate much more consistent and stable asset flows, which will be a significant benefit to all shareholders.

    The FBR Family of Funds operates under an October 31 fiscal year end. Consequently, this semi-annual report compares total return for each fund with appropriate benchmarks for periods ending April 30, 1998. While we do not manage our funds to generate short-term performance, we are pleased to report that to date all of our funds have had strong performance for shareholders. From the commencement of investment operations on January 3, 1997, FBR Financial Services Fund had an average annual return of 46.88%, FBR Small Cap Financial Fund was up 49.74%, and FBR Small Cap Value Fund (formerly FBR Small Cap Growth/Value Fund) was up 40.86%. This is compared to the S&P 500 and the Russell 2000, which were up 38.75% and 26.83%, respectively, over the same time period. Detailed performance data for each class of shares of each Fund can be found in the "Financial Highlights" section of this report.

    The funds have also measured up well versus their peers. According to Lipper Analytical Services*, for the one year ended March 31, 1998, FBR Small Cap Value Fund was ranked eleventh out of 493 small cap funds. Among financial services funds, for the same period, FBR Financial Services Fund was ranked fourth out of thirty-two funds, while FBR Small Cap Financial Fund was ranked fifteenth.

    We appreciate your support and will continue to work diligently on your behalf to find the best investment opportunities available in the financial services and small cap arenas. Please call our toll free information line at 1-888-888-0025 with any questions or comments.

Sincerely,
     [SIGNATURE]                        [SIGNATURE]
Eric F. Billings                        C. Eric Brugel
Chairman                                President
FBR Family of Funds                     FBR Family of Funds

----------------

* Based on total return. Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to voluntarily reimburse a portion of the operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements during this time period. Without waivers and related reimbursements, the rankings would have been different.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    CLASS A SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                        FBR FINANCIAL SERVICES                         LIPPER FINANCIAL
                                                                 FUND                 S&P 500              SERVICES
                                                            CLASS A SHARES        COMPOSITE INDEX         FUND INDEX
Jan. 3, 1997                                                             $10,000           $10,000                  $10,000
Feb. 28, 1997                                                            $10,942           $10,762                  $11,138
Apr. 30, 1997                                                            $10,567           $10,936                  $11,006
Jun. 30, 1997                                                            $11,842           $12,121                  $12,252
Aug. 31, 1997                                                            $12,400           $12,353                  $12,872
Oct. 31, 1997                                                            $13,358           $12,593                  $13,678
Dec. 31, 1997                                                            $14,774           $13,402                  $14,975
Feb. 28, 1998                                                            $15,340           $14,528                  $15,629
Apr. 30, 1998                                                            $16,649           $15,425                  $16,756
Past performance is not predictive of future
performance.

                                  TOTAL RETURNS
                                                   ONE YEAR ENDED      AVERAGE
                                                   APRIL 30, 1998     ANNUAL(4)
                                                  -----------------  ------------
FBR Financial Services Fund(2)
  Class A shares(3).............................         57.56%           46.88%
S&P 500 Composite Index(1)......................         41.05            38.75
Lipper Financial Services Fund Index(1).........         52.25            47.59

------------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects related Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.
(3) Total returns do not include initial maximum sales charges, such charges were not in effect at the beginning of the period. If such charges were in effect, the total returns shown would be lower.
(4) For the period January 3, 1997 (commencement of investment operations) through April 30, 1998.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    CLASS A SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       FBR SMALL CAP                       LIPPER FINANCIAL
                                                      FINANCIAL FUND                        SERVICES FUND
                                                      CLASS A SHARES   RUSSELL 2000 INDEX       INDEX
Jan. 3, 1997                                                  $10,000             $10,000           $10,000
Feb. 28, 1997                                                  10,908              10,052            11,138
Apr. 30, 1997                                                  10,617               9,604            11,008
Jun. 30, 1997                                                  12,125              11,129            12,252
Aug. 31, 1997                                                  12,883              11,911            12,872
Oct. 31, 1997                                                  14,608              12,213            13,678
Dec. 31, 1997                                                  15,810              12,347            14,975
Feb. 28, 1998                                                  16,088              13,071            15,629
Apr. 30, 1998                                                  17,081              13,695            16,756
Past performance is not predictive of future
performance.

                                    TOTAL RETURNS
                                                         ONE YEAR ENDED     AVERAGE
                                                         APRIL 30, 1998    ANNUAL(4)
                                                         ---------------  ------------
FBR Small Cap Financial Fund(2)
  Class A shares(3)....................................        60.89%          49.74%
Russell 2000 Index(1)..................................        36.95           26.83
Lipper Financial Services Fund Index(1)................        52.25           47.59

------------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects related Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.
(3) Total returns do not include initial maximum sales charges, such charges were not in effect at the beginning of the period. If such charges were in effect, the total returns shown would be lower.
(4) For the period January 3, 1997 (commencement of investment operations) through April 30, 1998.

                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    CLASS A SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       FBR SMALL CAP VALUE FUND
                                                            CLASS A SHARES        RUSSELL 2000 INDEX  LIPPER SMALL CAP FUND INDEX
Jan. 3, 1997                                                             $10,000             $10,000                       $10,000
Feb. 28, 1997                                                             $9,925             $10,052                        $9,759
Apr. 30, 1997                                                             $9,750              $9,604                        $9,091
Jun. 30, 1997                                                            $11,333             $11,129                       $10,727
Aug. 31, 1997                                                            $13,042             $11,911                       $11,476
Oct. 31, 1997                                                            $13,917             $12,213                       $11,739
Dec. 31, 1997                                                            $14,430             $12,347                       $11,641
Feb. 28, 1998                                                            $15,116             $13,071                       $12,338
Apr. 30, 1998                                                            $15,751             $13,695                       $12,943
Past performance is not predictive of future
performance.

                            TOTAL RETURNS
                                         ONE YEAR ENDED     AVERAGE
                                         APRIL 30, 1998    ANNUAL(4)
                                         ---------------  -----------
FBR Small Cap Value Fund(2)
  Class A shares(3)....................        61.55%          40.86%
Russell 2000 Index(1)..................        36.95           26.83
Lipper Small Cap Fund Index(1).........        42.36           21.47

------------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects related Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.
(3) Total returns do not include initial maximum sales charges, such charges were not in effect at the beginning of the period. If such charges were in effect, the total returns shown would be lower.
(4) For the period January 3, 1997 (commencement of investment operations) through April 30, 1998.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 93.9%
            BANKS - COMMERCIAL -- 16.7%
    15,000  BB&T Corporation......................................  $  1,008,750
    20,500  Colonial BancGroup, Inc. (The)........................       735,437
    11,500  Crestar Financial Corporation.........................       687,844
    16,000  First Security Corporation............................       392,000
    11,500  GBC Bancorp...........................................       733,125
    23,380  HUBCO, Inc............................................       859,215
    14,500  Magna Group, Inc......................................       857,312
    26,000  North Fork Bancorporation, Inc........................       965,250
    20,000  One Valley Bancorp, Inc...............................       777,500
    12,000  Provident Financial Group, Inc........................       635,250
    18,200  Regions Financial Corporation.........................       793,975
    33,900  TCF Financial Corporation.............................     1,103,869
     8,900  UnionBanCal Corporation...............................       916,700
    20,800  Westamerica Bancorporation............................       686,400
                                                                    ------------
                                                                      11,152,627
                                                                    ------------
            BANKS - MONEY CENTER -- 10.4%
    10,000  Bank of New York Co., Inc. (The)**....................       590,625
    12,900  BankAmerica Corporation...............................     1,096,500
     8,800  BankBoston Corporation................................       949,850
     8,700  Chase Manhattan Corporation (The).....................     1,205,494
     6,500  Citicorp..............................................       978,250
    11,800  First Chicago NBD Corporation.........................     1,095,925
     7,700  Republic New York Corporation.........................     1,029,875
                                                                    ------------
                                                                       6,946,519
                                                                    ------------
            BANKS - SUPER REGIONAL -- 16.7%
    16,450  BancOne Corporation...................................       967,466
     8,500  Comerica Incorporated.................................       568,969
    19,100  First Union Corporation...............................     1,153,162
    13,500  Fleet Financial Group, Inc............................     1,166,062

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            BANKS - SUPER REGIONAL (CONTINUED)
    29,100  KeyCorp...............................................  $  1,154,906
     8,500  Mellon Bank Corporation...............................       612,000
    15,000  NationsBank Corporation...............................     1,136,250
    18,200  Norwest Corporation...................................       722,312
    18,000  PNC Bank Corp.........................................     1,087,875
     4,600  U.S. Bancorp..........................................       584,200
     9,500  Wachovia Corporation..................................       806,906
     3,200  Wells Fargo & Company.................................     1,179,200
                                                                    ------------
                                                                      11,139,308
                                                                    ------------
            FINANCIAL SERVICES -- 12.5%
    12,500  Capital One Financial Corporation.....................     1,200,781
    27,000  CIT Group, Inc. (The), Class A........................       956,812
     7,000  CMAC Investment Corporation...........................       451,938
     8,300  Duff & Phelps Credit Rating Co........................       473,100
    14,400  Fannie Mae............................................       862,200
    10,500  Jefferies Group, Inc..................................       519,094
     8,000  Lehman Brothers Holdings Inc..........................       568,500
    21,500  MBNA Corporation......................................       728,313
     5,000  Morgan Stanley, Dean Witter & Co......................       394,375
     7,000  PMI Group, Inc. (The)**...............................       568,750
    14,000  Providian Financial Corporation.......................       842,625
    18,350  SLM Holding Corporation...............................       783,316
                                                                    ------------
                                                                       8,349,804
                                                                    ------------
            INSURANCE - LIFE/HEALTH -- 6.4%
    13,000  AFLAC Incorporated....................................       845,000
    13,000  American General Corporation..........................       866,125
    20,000  AmerUs Life Holdings, Inc., Class A...................       640,000

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (CONTINUED)
    10,000  Equitable Companies Incorporated (The)................  $    613,750
    14,700  Hartford Life, Inc., Class A..........................       726,731
     6,700  Lincoln National Corporation..........................       595,044
                                                                    ------------
                                                                       4,286,650
                                                                    ------------
            INSURANCE - MULTI-LINE -- 3.3%
    14,000  Allmerica Financial Corporation.......................       876,750
     4,000  Hartford Financial Services Group, Inc. (The).........       443,000
    16,000  UNUM Corporation**....................................       860,000
                                                                    ------------
                                                                       2,179,750
                                                                    ------------
            SAVINGS & LOANS - SAVINGS BANKS -- 27.9%
    17,000  ALBANK Financial Corporation..........................       892,500
    27,000  Astoria Financial Corporation.........................     1,582,875
    16,050  Charter One Financial, Inc............................     1,086,384
    28,250  Commercial Federal Corporation........................     1,024,063
    22,535  Downey Financial Corp.................................       781,683
    26,000  FirstFed Financial Corp.*.............................     1,189,500
    15,000  Golden State Bancorp Inc.*............................       585,000
    11,800  Golden West Financial Corporation.....................     1,242,688
    22,300  GreenPoint Financial Corp.............................       885,031
    11,000  H. F. Ahmanson & Company..............................       838,750
    49,500  Independence Community Bank Corp.*....................       906,469
     7,000  Long Island Bancorp, Inc..............................       462,000
    19,300  Ocean Financial Corp..................................       762,350
    21,400  Peoples Heritage Financial Group, Inc.................     1,032,550
--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS (CONTINUED)
    59,500  Richmond County Financial Corp........................  $  1,167,688
    50,800  Staten Island Bancorp, Inc............................     1,155,700
    40,940  Washington Federal, Inc...............................     1,151,438
    11,120  Washington Mutual, Inc................................       779,095
    33,700  Webster Financial Corporation.........................     1,141,587
                                                                    ------------
                                                                      18,667,351
                                                                    ------------
            Total Common Stocks
              (Cost $52,803,835)..................................    62,722,009
                                                                    ------------
PRINCIPAL
  AMOUNT
----------
            SHORT-TERM INVESTMENT -- 6.4%
            REPURCHASE AGREEMENT -- 6.4%
 4,268,114  Bear, Stearns & Co. Inc. (Agreement dated 04/30/98 to be repurchased at $4,268,754) 5.40%, 05/01/98 (Note
              6) (Cost $4,268,114)................................     4,268,114
                                                                    ------------
            Total Investments -- 100.3% (Cost $57,071,949)........    66,990,123
            Liabilities in Excess
              of Other Assets -- (0.3)%...........................      (196,217)
                                                                    ------------
            Net Assets -- 100.0%..................................  $ 66,793,906
                                                                    ------------
                                                                    ------------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 95.8%
            BANKS - COMMERCIAL -- 5.9%
    15,500  Arrow Financial Corporation..........................  $     523,125
    39,000  Capital Corp of the West*............................        563,062
    56,500  Granite State Bankshares, Inc........................      1,624,375
    27,500  Independent Bank Corp................................        529,375
    17,050  North County Bancorp*................................        255,750
    20,100  SierraWest Bancorp...................................        746,212
    46,000  UST Corp.**..........................................      1,296,625
    31,000  Western Bancorp......................................      1,331,062
                                                                   -------------
                                                                       6,869,586
                                                                   -------------
            FINANCE - MORTGAGE BANK -- 0.3%
     6,000  Federal Agricultural Mortgage Corp.*.................        324,000
                                                                   -------------
            FINANCIAL SERVICES -- 1.5%
   135,500  Long Beach Financial Corporation*....................      1,769,969
                                                                   -------------
            INSURANCE - LIFE/HEALTH -- 1.6%
    45,000  AmerUs Life Holdings, Inc., Class A..................      1,440,000
    17,000  Annuity and Life Re (Holdings), Ltd.*................        405,875
                                                                   -------------
                                                                       1,845,875
                                                                   -------------
            INSURANCE - MULTI-LINE -- 0.4%
    17,000  Summit Holding Southeast, Inc.*......................        420,750
                                                                   -------------
            REAL ESTATE INVESTMENT TRUSTS -- 1.4%
    20,000  American Residential Investment Trust, Inc...........        247,500
    50,000  Annaly Mortgage Management Inc.......................        543,750
    15,000  Apex Mortgage Capital, Inc...........................        179,063
    31,000  Imperial Credit Commercial Mortgage Investment
              Corp...............................................        447,562

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
    15,000  LASER Mortgage Management, Inc.......................  $     225,000
                                                                   -------------
                                                                       1,642,875
                                                                   -------------
            SAVINGS & LOANS - SAVINGS BANKS -
              CENTRAL -- 15.2%
    32,500  Alliance Bancorp.....................................        910,000
    41,350  Calumet Bancorp, Inc.*...............................      1,509,275
    37,000  Cameron Financial Corporation........................        781,625
    35,900  Delphos Citizens Bancorp, Inc........................        776,337
    58,700  FFY Financial Corporation**..........................      2,054,500
    27,000  First Indiana Corporation............................        678,375
    68,500  Hallmark Capital Corp.*..............................      1,044,625
    13,100  Industrial Bancorp, Inc..............................        288,200
   102,000  Jacksonville Bancorp, Inc............................      2,154,750
    20,000  Local Financial Corporation*.........................        252,500
   107,900  Logansport Financial Corp............................      1,928,712
    30,900  MAF Bancorp, Inc.....................................      1,245,656
    75,900  North Central Bancshares, Inc........................      1,831,087
    21,400  Peoples Bancorp......................................        457,425
    12,800  QCF Bancorp, Inc.*...................................        393,600
    19,000  St. Francis Capital Corporation......................        838,375
    23,500  Wells Financial Corp.................................        499,375
                                                                   -------------
                                                                      17,644,417
                                                                   -------------
            SAVINGS & LOANS - SAVINGS BANKS -
              EAST -- 55.7%
    43,600  Abington Bancorp, Inc................................        861,100
    14,225  Affiliated Community Bancorp, Inc....................        554,775
    25,700  ALBANK Financial Corporation.........................      1,349,250
    51,000  Andover Bancorp, Inc.................................      2,205,750
    37,500  Bay State Bancorp, Inc.*.............................      1,129,687
    90,000  Bayonne Bancshares, Inc..............................      1,485,000

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS -
              EAST (CONTINUED)
    45,900  BostonFed Bancorp, Inc...............................  $   1,118,813
    30,000  Brookline Bancorp, Inc.*.............................        521,250
    54,000  Catskill Financial Corporation.......................        958,500
    34,000  Delaware First Financial Corporation*................        484,500
    42,600  Dime Community Bancorp, Inc..........................      1,203,450
    60,000  Dime Financial Corporation...........................      2,115,000
    87,300  First Bell Bancorp, Inc..............................      1,822,388
    29,500  First Federal Savings & Loan Association of East
              Hartford...........................................      1,180,000
    72,100  First Keystone Financial, Inc........................      1,487,063
    38,000  First Shenango Bancorp, Inc..........................      1,748,000
    68,000  First Source Bancorp Inc.............................        722,500
    40,900  FIRSTFED AMERICA BANCORP, INC.*......................        950,925
    72,600  GA Financial, Inc....................................      1,433,850
    20,000  Harris Financial, Inc................................        513,750
    65,800  Haven Bancorp, Inc...................................      1,723,138
    59,600  Hingham Institution For Savings......................      2,123,250
    77,000  Independence Community Bank Corp.*...................      1,410,063
     5,300  JSB Financial, Inc...................................        293,156
    19,700  KSB Bancorp, Inc.....................................        361,988
    23,033  MASSBANK Corp........................................      1,220,749
    43,000  MECH Financial, Inc..................................      1,333,000
    49,000  Medford Bancorp, Inc.................................      2,143,750
    18,500  MSB Bancorp, Inc.....................................        654,438
    29,500  Mystic Financial, Inc................................        501,500
    58,000  Northeast Pennsylvania Financial Corp.*..............        899,000
    58,300  Ocean Financial Corp.................................      2,302,850
    54,700  Pamrapo Bancorp, Inc.................................      1,531,600
    60,125  Parkvale Financial Corporation.......................      1,984,125
--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS -
              EAST (CONTINUED)
   108,200  PennFed Financial Services, Inc......................  $   1,934,075
    50,891  Peoples Bancorp, Inc.................................        547,078
    22,900  Progressive Bank, Inc................................        983,269
    57,000  Pulse Bancorp, Inc...................................      1,539,000
    22,700  Reliance Bancorp, Inc................................        896,650
   115,000  Richmond County Financial Corp.......................      2,256,875
    44,000  Roslyn Bancorp, Inc.**...............................      1,311,750
    50,300  SIS Bancorp, Inc.....................................      2,150,325
   100,000  Staten Island Bancorp, Inc...........................      2,275,000
    96,500  Statewide Financial Corp.............................      2,575,344
    81,000  Warwick Community Bancorp, Inc.*.....................      1,427,625
    27,000  WSFS Financial Corporation...........................        577,125
    25,900  WVS Financial Corp...................................      1,029,525
    50,100  Wyman Park Bancorporation, Inc.*.....................        745,238
    76,700  Yonkers Financial Corporation........................      1,457,300
    27,000  York Financial Corp..................................        664,875
                                                                   -------------
                                                                      64,699,212
                                                                   -------------
            SAVINGS & LOANS - SAVINGS BANKS -
              SOUTH -- 2.4%
     8,700  First Palm Beach Bancorp, Inc........................        330,056
     3,500  First Savings Bancorp, Inc...........................         77,875
    57,500  HCB Bancshares, Inc..................................        905,625
    54,800  Texarkana First Financial Corporation................      1,544,675
                                                                   -------------
                                                                       2,858,231
                                                                   -------------
            SAVINGS & LOANS - SAVINGS BANKS -
              WEST -- 11.4%
    13,000  First Colorado Bancorp, Inc..........................        380,250
    51,500  FirstFed Financial Corp.*............................      2,356,125
    19,600  Horizon Financial Corp...............................        347,900

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS -
              WEST (CONTINUED)
    90,000  ITLA Capital Corporation*............................  $   2,058,750
    48,700  Klamath First Bancorp, Inc...........................      1,040,963
    67,000  Oregon Trail Financial Corp..........................      1,180,875
   113,200  Pacific Crest Capital, Inc.*.........................      2,320,600
    32,600  PFF Bancorp, Inc.*...................................        660,150
   100,450  Quaker City Bancorp, Inc.*...........................      2,272,681
    33,000  Timberland Bancorp, Inc.*............................        598,125
                                                                   -------------
                                                                      13,216,419
                                                                   -------------
            Total Common Stocks
              (Cost $96,829,960).................................    111,291,334
                                                                   -------------
PRINCIPAL
  AMOUNT
----------
            SHORT-TERM INVESTMENT -- 3.6%
            REPURCHASE AGREEMENT -- 3.6%
 4,148,157  Bear, Stearns & Co. Inc. (Agreement dated 04/30/98 to be repurchased at $4,148,779) 5.40%, 05/01/98 (Note
              6)(Cost $4,148,157)................................      4,148,157
                                                                   -------------
            Total Investments -- 99.4%
              (Cost $100,978,117)................................    115,439,491
            Other Assets in Excess of Liabilities -- 0.6%........        730,678
                                                                   -------------
            Net Assets -- 100.0%.................................  $ 116,170,169
                                                                   -------------
                                                                   -------------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 1998 (UNAUDITED)

---------------------------------------------------------------------------------
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
            COMMON STOCKS -- 98.9%
            AUTO REPAIR -- 2.8%
  60,000    Precision Auto Care, Inc.*.............................  $    645,000
                                                                     ------------
            BEVERAGES - NON-ALCOHOLIC -- 4.6%
 145,500    Pepsi-Cola Puerto Rico Bottling Company*...............     1,045,781
                                                                     ------------
            BUSINESS SERVICES -- 7.2%
   1,800    BARRA, Inc.*/**........................................        43,200
   5,000    Duff & Phelps Credit Rating Co.........................       285,000
  30,000    Fair, Isaac and Company, Incorporated**................     1,192,500
  34,000    On-Site Sourcing, Inc.*/**.............................       102,000
                                                                     ------------
                                                                        1,622,700
                                                                     ------------
            COMMUNICATIONS -- 8.6%
  26,500    American Radio Systems Corporation*....................     1,757,281
   2,700    SFX Broadcasting, Inc., Class A*.......................       198,956
                                                                     ------------
                                                                        1,956,237
                                                                     ------------
            COMPUTER SERVICES -- 6.6%
 125,000    Powerhouse Technologies, Inc.*.........................     1,234,375
  29,100    VISTA Information Solutions, Inc.*.....................       269,175
                                                                     ------------
                                                                        1,503,550
                                                                     ------------
            CONSUMER SERVICES -- 1.4%
  12,000    PCA International, Inc.................................       307,500
                                                                     ------------
            DISTRIBUTION - WHOLESALE -- 2.3%
  65,000    Rentrak Corporation*...................................       511,875
                                                                     ------------
            ENTERTAINMENT -- 0.4%
   2,700    SFX Entertainment, Inc., Class A.......................        93,150
                                                                     ------------

---------------------------------------------------------------------------------
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
            FINANCE - SPECIALTY -- 0.4%
   2,000    Jefferies Group, Inc...................................  $     98,875
                                                                     ------------
            GAMING -- 10.9%
  97,000    Alliance Gaming Corporation*...........................       457,719
  21,000    Colonial Downs Holdings, Inc., Class A*................        81,375
 165,000    Penn National Gaming, Inc.*............................     1,753,125
  37,000    WMS Industries Inc.*...................................       189,625
                                                                     ------------
                                                                        2,481,844
                                                                     ------------
            HEALTH CARE -- 6.1%
  44,500    United Payors & United Providers, Inc.*................     1,379,500
                                                                     ------------
            HOLDING COMPANIES -- 0.8%
      80    Berkshire Hathaway, Inc., Class B*.....................       183,600
                                                                     ------------
            INSURANCE - LIFE -- 3.2%
  10,000    Life Re Corporation**..................................       720,000
                                                                     ------------
            INSURANCE - PROPERTY/CASUALTY -- 11.8%
  75,000    American Safety Insurance Group, Ltd.*.................     1,078,125
  10,000    Markel Corporation*....................................     1,585,000
                                                                     ------------
                                                                        2,663,125
                                                                     ------------
            MANUFACTURING - MISCELLANEOUS -- 6.5%
 100,000    Zindart Limited ADR*...................................     1,462,500
                                                                     ------------
            MANUFACTURING - SPECIALTY -- 7.8%
  67,000    II-VI Incorporated*/**.................................     1,206,000
   4,200    Kaydon Corporation.....................................       184,013
  10,000    OshKosh B'Gosh, Inc., Class A..........................       385,000
                                                                     ------------
                                                                        1,775,013
                                                                     ------------

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 1998 (UNAUDITED)

---------------------------------------------------------------------------------
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
            MOTOR SPORTS -- 11.3%
  20,000    Dover Downs Entertainment, Inc.........................  $    655,000
  45,000    Grand Prix Association of Long Beach, Inc.*............       849,375
  23,800    International Speedway Corporation, Class B............       868,700
   5,275    Penske Motorsports, Inc.*/**...........................       180,998
                                                                     ------------
                                                                        2,554,073
                                                                     ------------
            MOVIES & ENTERTAINMENT -- 2.4%
   5,800    AMC Entertainment Inc.*................................       111,650
  14,000    Carmike Cinemas, Inc., Class A*........................       424,375
                                                                     ------------
                                                                          536,025
                                                                     ------------
            POWER PRODUCERS -- 0.3%
   1,400    AES Corporation*.......................................        77,263
                                                                     ------------
            PUBLISHING -- 1.2%
  25,000    Golden Books Family Entertainment, Inc.*...............       282,813
                                                                     ------------
            RESTAURANTS -- 2.3%
  25,000    Lone Star Steakhouse & Saloon, Inc.*...................       531,250
                                                                     ------------
            Total Common Stocks (Cost $20,552,059).................    22,431,674
                                                                     ------------

NUMBER OF
CONTRACTS
---------
            CALL OPTION PURCHASED -- 1.2%
            BANKS - SUPER REGIONAL -- 1.2%
      40    Wells Fargo & Company, Expiring 01/15/99 @ $320.00*
              (Cost $81,808).......................................       277,500
                                                                     ------------

---------------------------------------------------------------------------------
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
            WARRANTS -- 0.2%
            BANKS - MONEY CENTER -- 0.2%
     200    Bank of New York Co., Inc. (The), Expiring 11/29/98 @
              $15.50* (Cost $20,170)...............................  $     35,200
                                                                     ------------

PRINCIPAL
 AMOUNT
---------
            SHORT-TERM INVESTMENT -- 3.7%
            REPURCHASE AGREEMENT -- 3.7%
 846,890    Bear, Stearns & Co. Inc. (Agreement dated 04/30/98 to
              be repurchased at $847,017) 5.40%, 05/01/98 (Note 6)
              (Cost $846,890)......................................       846,890
                                                                     ------------
            Total Investments -- 104.0%
              (Cost $21,500,927)...................................    23,591,264
            Liabilities in Excess
              of Other Assets -- (4.0)%............................      (918,185)
                                                                     ------------
            Net Assets -- 100.0%...................................  $ 22,673,079
                                                                     ------------
                                                                     ------------

------------------

   * Non-income producing.

  ** Security or a portion thereof is out on loan.

ADR American Depositary Receipts.

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                      STATEMENT OF ASSETS AND LIABILITIES

                           APRIL 30, 1998 (UNAUDITED)

                                                                                        FBR            FBR            FBR
                                                                                     FINANCIAL      SMALL CAP      SMALL CAP
                                                                                   SERVICES FUND  FINANCIAL FUND   VALUE FUND
                                                                                   -------------  --------------  ------------
ASSETS
  Investments, at value (cost -- $57,071,949, $100,978,117, $21,500,927,
   respectively).................................................................   $66,990,123    $115,439,491   $ 23,591,264
  Cash...........................................................................        30,724          18,815             --
  Collateral received for securities loaned (Note 5).............................       573,645       1,618,997      2,264,639
  Receivable for Fund shares sold................................................       204,066         514,311        117,640
  Receivable from investment adviser.............................................        12,872           3,004          3,113
  Receivable for investments sold................................................        62,788       2,054,954             --
  Dividends and interest receivable..............................................        94,424         128,521         10,345
  Deferred organization costs and other assets...................................        73,000          77,053         69,550
                                                                                   -------------  --------------  ------------
    Total assets.................................................................    68,041,642     119,855,146     26,056,551
                                                                                   -------------  --------------  ------------
LIABILITIES
  Payable upon return of securities loaned (Note 5)..............................       573,645       1,618,997      2,264,639
  Payable for Fund shares redeemed...............................................       111,082       1,367,331         41,339
  Payable for investments purchased..............................................       310,503         206,500        977,149
  Distribution fees payable (Class A, B and C shares)............................        12,707          23,284          4,385
  Organization costs payable.....................................................        24,942          24,942         24,941
  Accrued expenses and other liabilities.........................................       214,857         443,923         71,019
                                                                                   -------------  --------------  ------------
    Total liabilities............................................................     1,247,736       3,684,977      3,383,472
                                                                                   -------------  --------------  ------------
NET ASSETS
  Capital stock (unlimited number of shares authorized, with no par value).......    55,618,980      98,944,922     20,000,123
  Undistributed net investment income............................................        67,407         232,761         20,563
  Accumulated net realized gain from investments and options transactions, if
   any...........................................................................     1,189,345       2,531,112        562,056
  Net unrealized appreciation on investments and options transactions, if any....     9,918,174      14,461,374      2,090,337
                                                                                   -------------  --------------  ------------
    Net assets applicable to shares outstanding..................................   $66,793,906    $116,170,169   $ 22,673,079
                                                                                   -------------  --------------  ------------
                                                                                   -------------  --------------  ------------
CLASS A
  Net assets.....................................................................   $66,774,833    $115,819,566   $ 22,624,528
                                                                                   -------------  --------------  ------------
  Shares outstanding.............................................................     3,388,415       5,709,197      1,232,370
                                                                                   -------------  --------------  ------------
  Net asset value per share......................................................         $19.71         $20.29         $18.36
                                                                                   -------------  --------------  ------------
                                                                                   -------------  --------------  ------------
  Maximum offering price per share (net asset value plus sales charge of 5.50%*
   of the offering price)........................................................        $20.85          $21.47         $19.43
                                                                                   -------------  --------------  ------------
                                                                                   -------------  --------------  ------------
CLASS B
                                                                                   $     19,073   $     316,651   $     48,551
  Net assets.....................................................................
                                                                                   -------------  --------------  ------------
  Shares outstanding.............................................................           968          15,599          2,645
                                                                                   -------------  --------------  ------------
  Net asset value and offering price per share**.................................        $19.70          $20.30         $18.35
                                                                                   -------------  --------------  ------------
                                                                                   -------------  --------------  ------------
CLASS C
                                                                                             --   $      33,952             --
  Net assets.....................................................................
                                                                                   -------------  --------------  ------------
  Shares outstanding.............................................................            --           1,674             --
                                                                                   -------------  --------------  ------------
  Net asset value and offering price per share**.................................            --          $20.28             --
                                                                                   -------------  --------------  ------------
                                                                                   -------------  --------------  ------------

------------------
 * On investments of $50,000 or more, the offering price is reduced.

** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                            STATEMENT OF OPERATIONS

              FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

                                                                                    FBR            FBR
                                                                                 FINANCIAL      SMALL CAP        FBR
                                                                                  SERVICES      FINANCIAL     SMALL CAP
                                                                                    FUND          FUND        VALUE FUND
                                                                                ------------  -------------  ------------
INVESTMENT INCOME
  Dividends...................................................................   $  309,246    $   622,642   $     90,603
  Interest....................................................................       95,750        312,074         36,270
                                                                                ------------  -------------  ------------
                                                                                    404,996        934,716        126,873
                                                                                ------------  -------------  ------------
EXPENSES
  Advisory fees...............................................................      177,161        369,987         57,985
  Administration and accounting fees..........................................       32,021         61,645         12,705
  Distribution fees - Class A.................................................       49,211        102,774         16,107
  Distribution fees - Class B.................................................            3             43              4
  Distribution fees - Class C.................................................           --              2             --
  Federal and state registration fees.........................................       18,712         31,818         13,382
  Transfer agent fees and expenses............................................       29,077         27,377         11,382
  Amortization of organization expenses.......................................        6,020          6,020          6,020
  Trustees' fees and expenses.................................................        3,833          9,233          5,590
  Custodian fees and expenses.................................................       11,449         15,493          6,377
  Printing....................................................................        6,936          6,823          1,670
  Audit and legal fees........................................................       19,914         29,068          7,885
  Insurance...................................................................        6,825          6,655          6,757
  Other.......................................................................        1,246          1,365          1,113
                                                                                ------------  -------------  ------------
    Total expenses before waivers and related reimbursements..................      362,408        668,303        146,977
    Less: waivers and related reimbursements..................................      (37,610)       (11,349)       (40,667)
                                                                                ------------  -------------  ------------
    Total expenses after waivers and related reimbursements...................      324,798        656,954        106,310
                                                                                ------------  -------------  ------------
  Net investment income.......................................................       80,198        277,762         20,563
                                                                                ------------  -------------  ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 OPTIONS TRANSACTIONS, IF ANY
  Net realized gain/(loss) from:
    Investments...............................................................    1,210,756      2,533,078        569,096
    Options transactions......................................................           --             --         (6,870)
  Net change in unrealized appreciation on:
    Investments...............................................................    6,963,945     10,161,888        835,000
    Options transactions......................................................           --             --        173,335
                                                                                ------------  -------------  ------------
  Net realized and unrealized gain on investments and
   options transactions, if any...............................................    8,174,701     12,694,966      1,570,561
                                                                                ------------  -------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................   $8,254,899    $12,972,728   $  1,591,124
                                                                                ------------  -------------  ------------
                                                                                ------------  -------------  ------------

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                         FBR FINANCIAL SERVICES FUND           FBR SMALL CAP FINANCIAL FUND
                                                      ----------------------------------    ----------------------------------
                                                       FOR THE SIX       FOR THE PERIOD      FOR THE SIX       FOR THE PERIOD
                                                       MONTHS ENDED     JANUARY 3, 1997*     MONTHS ENDED     JANUARY 3, 1997*
                                                      APRIL 30, 1998        THROUGH         APRIL 30, 1998        THROUGH
                                                       (UNAUDITED)      OCTOBER 31, 1997     (UNAUDITED)      OCTOBER 31, 1997
                                                      --------------    ----------------    --------------    ----------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)....................     $    80,198        $    57,764        $    277,762       $    55,672
  Net realized gain from investments and options
   transactions, if any...........................       1,210,756            290,507           2,533,078           468,570
  Net change in unrealized appreciation on
   investments and options transactions, if any...       6,963,945          2,954,229          10,161,888         4,299,486
                                                      --------------    ----------------    --------------    ----------------
  Net increase in net assets resulting from
   operations.....................................       8,254,899          3,302,500          12,972,728         4,823,728
                                                      --------------    ----------------    --------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares................................         (70,555)                --            (100,673)               --
  Net realized capital gains
    Class A shares................................        (311,918)                --            (470,536)               --
                                                      --------------    ----------------    --------------    ----------------
  Total dividends and distributions to
   shareholders...................................        (382,473)                --            (571,209)               --
                                                      --------------    ----------------    --------------    ----------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of shares............      40,218,405         24,819,794          94,693,595        41,558,998
  Cost of shares repurchased......................      (5,650,912)        (4,170,199)        (34,834,937)       (3,054,221)
  Shares issued in reinvestment of dividends......         368,559                 --             548,154                --
                                                      --------------    ----------------    --------------    ----------------
  Increase in net assets derived from capital
   share transactions.............................      34,936,052         20,649,595          60,406,812        38,504,777
                                                      --------------    ----------------    --------------    ----------------
  Total increase in net assets....................      42,808,478         23,952,095          72,808,331        43,328,505
NET ASSETS
  Beginning of period.............................      23,985,428             33,333          43,361,838            33,333
                                                      --------------    ----------------    --------------    ----------------
  End of period...................................     $66,793,906(1)     $23,985,428(2)     $116,170,169(3)    $43,361,838(4)
                                                      --------------    ----------------    --------------    ----------------
                                                      --------------    ----------------    --------------    ----------------

                                                           FBR SMALL CAP VALUE FUND
                                                      ----------------------------------
                                                       FOR THE SIX       FOR THE PERIOD
                                                       MONTHS ENDED     JANUARY 3, 1997*
                                                      APRIL 30, 1998        THROUGH
                                                       (UNAUDITED)      OCTOBER 31, 1997
                                                      --------------    ----------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)....................     $    20,563         $  (22,318)
  Net realized gain from investments and options
   transactions, if any...........................         562,226            271,761
  Net change in unrealized appreciation on
   investments and options transactions, if any...       1,008,335          1,082,002
                                                      --------------    ----------------
  Net increase in net assets resulting from
   operations.....................................       1,591,124          1,331,445
                                                      --------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares................................              --                 --
  Net realized capital gains
    Class A shares................................        (249,613)                --
                                                      --------------    ----------------
  Total dividends and distributions to
   shareholders...................................        (249,613)                --
                                                      --------------    ----------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of shares............      14,958,418          7,100,953
  Cost of shares repurchased......................      (2,143,487)          (197,214)
  Shares issued in reinvestment of dividends......         248,119                 --
                                                      --------------    ----------------
  Increase in net assets derived from capital
   share transactions.............................      13,063,050          6,903,739
                                                      --------------    ----------------
  Total increase in net assets....................      14,404,561          8,235,184
NET ASSETS
  Beginning of period.............................       8,268,518             33,334
                                                      --------------    ----------------
  End of period...................................     $22,673,079(5)      $8,268,518
                                                      --------------    ----------------
                                                      --------------    ----------------

---------------------

 * Commencement of investment operations.

(1) Includes undistributed net investment income of $67,407.

(2) Includes undistributed net investment income of $57,764.

(3) Includes undistributed net investment income of $232,761.

(4) Includes undistributed net investment income of $55,672.

(5) Includes undistributed net investment income of $20,563.

The accompanying notes are an integral part of the financial statements.

                              FBR FAMILY OF FUNDS
                                ----------------

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for each period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                  FBR FINANCIAL SERVICES FUND
                                     ------------------------------------------------------
                                         FOR THE        FOR THE PERIOD
                                       SIX MONTHS      APRIL 24, 1998**    FOR THE PERIOD
                                     ENDED APRIL 30,       THROUGH        JANUARY 3, 1997*
                                          1998          APRIL 30, 1998         THROUGH
                                       (UNAUDITED)       (UNAUDITED)      OCTOBER 31, 1997
                                      -------------    ---------------     ---------------
                                         CLASS A           CLASS B             CLASS A
                                     ---------------   ----------------   -----------------
PER SHARE OPERATING PERFORMANCE***
  Net asset value, beginning of
   period..........................      $ 16.03           $ 20.12             $ 12.00
                                     ---------------      --------            --------
  Net investment
   income/(loss)(1)................         0.02              0.01                0.04
  Net realized and unrealized
   gain/(loss) on investments and
   options transactions, if
   any(2)..........................         3.89             (0.43)               3.99
                                     ---------------      --------            --------
  Net increase/(decrease) in net
   assets resulting from
   operations......................         3.91             (0.42)               4.03
                                     ---------------      --------            --------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
  Net investment income............        (0.04)               --                  --
  Net realized capital gains.......        (0.19)               --                  --
                                     ---------------      --------            --------
  Total dividends and distributions
   to shareholders.................        (0.23)               --                  --
                                     ---------------      --------            --------
  Net asset value, end of period...      $ 19.71           $ 19.70             $ 16.03
                                     ---------------      --------            --------
                                     ---------------      --------            --------
  Total investment return(3).......        24.64%            (2.09)%             33.58%
                                     ---------------      --------            --------
                                     ---------------      --------            --------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
   omitted)........................      $66,775           $    19             $23,985
  Ratio of expenses to average net
   assets(1)(5)....................         1.65%             2.40%               1.65%
  Ratio of net investment
   income/(loss) to average net
   assets(1)(5)....................         0.41%             1.64%               0.57%
  Increase/(Decrease) reflected in
   above expense ratios and net
   investment income/ (loss) due to
   waivers and related
   reimbursements(5)...............         0.19%             0.70%               1.42%
  Portfolio turnover rate..........        16.76%            16.76%              49.68%
  Average commission rate per
   share(4)........................      $0.0526           $0.0526             $0.0571

---------------------

  * Commencement of investment operations.

 ** Commencement of initial public offering.

*** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the respective dates of distributions.

 (1) Reflects waivers and related reimbursements.

 (2) The amounts shown for shares outstanding throughout the respective periods are not in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

 (3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total investment return is not annualized.

 (4) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the respective periods for which commissions were charged, as required by the Securities and Exchange Commission.

 (5) Annualized.

The accompanying notes are an integral part of the financial statements.

                                                           FBR SMALL CAP FINANCIAL FUND
                                     -------------------------------------------------------------------------
                                         FOR THE        FOR THE PERIOD     FOR THE PERIOD
                                       SIX MONTHS      APRIL 21, 1998**   APRIL 24, 1998**    FOR THE PERIOD
                                          ENDED            THROUGH            THROUGH        JANUARY 3, 1997*
                                     APRIL 30, 1998     APRIL 30, 1998     APRIL 30, 1998         THROUGH
                                       (UNAUDITED)       (UNAUDITED)        (UNAUDITED)      OCTOBER 31, 1997
                                      -------------    ---------------    ---------------     ---------------
                                         CLASS A           CLASS B            CLASS C             CLASS A
                                     ---------------   ----------------   ----------------   -----------------
PER SHARE OPERATING PERFORMANCE***
  Net asset value, beginning of
   period..........................     $  17.53           $ 20.39            $ 20.53             $ 12.00
                                     ---------------      --------           --------            --------
  Net investment
   income/(loss)(1)................         0.05              0.01               0.01                0.02
  Net realized and unrealized
   gain/(loss) on investments and
   options transactions, if
   any(2)..........................         2.89             (0.10)             (0.26)               5.51
                                     ---------------      --------           --------            --------
  Net increase/(decrease) in net
   assets resulting from
   operations......................         2.94             (0.09)             (0.25)               5.53
                                     ---------------      --------           --------            --------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
  Net investment income............        (0.03)               --                 --                  --
  Net realized capital gains.......        (0.15)               --                 --                  --
                                     ---------------      --------           --------            --------
  Total dividends and distributions
   to shareholders.................        (0.18)               --                 --                  --
                                     ---------------      --------           --------            --------
  Net asset value, end of period...     $  20.29           $ 20.30            $ 20.28             $ 17.53
                                     ---------------      --------           --------            --------
                                     ---------------      --------           --------            --------
  Total investment return(3).......        16.93%            (0.44)%            (1.22)%             46.08%
                                     ---------------      --------           --------            --------
                                     ---------------      --------           --------            --------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
   omitted)........................     $115,819           $   317            $    34             $43,362
  Ratio of expenses to average net
   assets(1)(5)....................         1.60%             2.40%              2.40%               1.65%
  Ratio of net investment
   income/(loss) to average net
   assets(1)(5)....................         0.68%             1.51%              4.00%               0.57%
  Increase/(Decrease) reflected in
   above expense ratios and net
   investment income/ (loss) due to
   waivers and related
   reimbursements(5)...............         0.03%             0.05%              0.05%               1.43%
  Portfolio turnover rate..........        18.98%            18.98%             18.98%              35.41%
  Average commission rate per
   share(4)........................     $ 0.0523           $0.0523            $0.0523             $0.0524

                                                    FBR SMALL CAP VALUE FUND
                                     ------------------------------------------------------
                                         FOR THE        FOR THE PERIOD
                                       SIX MONTHS      APRIL 23, 1998**    FOR THE PERIOD
                                          ENDED            THROUGH        JANUARY 3, 1997*
                                     APRIL 30, 1998     APRIL 30, 1998         THROUGH
                                       (UNAUDITED)       (UNAUDITED)      OCTOBER 31, 1997
                                      -------------    ---------------     ---------------
                                         CLASS A           CLASS B             CLASS A
                                     ---------------   ----------------   -----------------
PER SHARE OPERATING PERFORMANCE***
  Net asset value, beginning of
   period..........................      $ 16.70           $ 18.74             $ 12.00
                                     ---------------      --------            --------
  Net investment
   income/(loss)(1)................         0.05              0.02               (0.05)
  Net realized and unrealized
   gain/(loss) on investments and
   options transactions, if
   any(2)..........................         2.10             (0.41)               4.75
                                     ---------------      --------            --------
  Net increase/(decrease) in net
   assets resulting from
   operations......................         2.15             (0.39)               4.70
                                     ---------------      --------            --------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
  Net investment income............           --                --                  --
  Net realized capital gains.......        (0.49)               --                  --
                                     ---------------      --------            --------
  Total dividends and distributions
   to shareholders.................        (0.49)               --                  --
                                     ---------------      --------            --------
  Net asset value, end of period...      $ 18.36           $ 18.35             $ 16.70
                                     ---------------      --------            --------
                                     ---------------      --------            --------
  Total investment return(3).......        13.18%            (2.08)%             39.17%
                                     ---------------      --------            --------
                                     ---------------      --------            --------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
   omitted)........................      $22,625           $    49             $ 8,269
  Ratio of expenses to average net
   assets(1)(5)....................         1.65%             2.40%               1.65%
  Ratio of net investment
   income/(loss) to average net
   assets(1)(5)....................         0.32%            13.94%              (0.79)%
  Increase/(Decrease) reflected in
   above expense ratios and net
   investment income/ (loss) due to
   waivers and related
   reimbursements(5)...............         0.63%             1.15%               3.84%
  Portfolio turnover rate..........        33.80%            33.80%              42.59%
  Average commission rate per
   share(4)........................      $0.0558           $0.0558             $0.0488

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FBR Family of Funds (the "Trust") is an open-end management investment company organized under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of four series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Value Fund (formerly FBR Small Cap Growth/Value Fund) ("Value Fund") (each a "Fund" and collectively, the "Funds") and FBR Information Technologies Fund. Financial Services Fund and Small Cap Financial Fund are diversified portfolios and Value Fund and FBR Information Technologies Fund are non-diversified portfolios. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund. Prior to April 18, 1998, the Funds offered no-load shares, which have been designated as Class A shares. As of the date hereof, the Funds offer three classes of shares which have been designated as Class A, B and C shares. Each class of each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Value Fund commenced investment operations on January 3, 1997. As of April 30, 1998, Class C shares of the Financial Services Fund and Value Fund have not commenced their initial public offering. Currently, shares of the FBR Information Technologies Fund are not being offered.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on January 3, 1997, the Funds did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778 and 2,778 Class A shares of beneficial interest of Financial Services Fund, Small Cap Financial Fund and Value Fund, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR") on December 16, 1996. Costs of approximately $60,727, $60,727, and $60,726 which were incurred by Financial Services Fund, Small Cap Financial Fund and Value Fund, respectively, in connection with the organization of its shares have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that FBR or any transferee of FBR redeems any of its original shares in any of the Funds prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of the Funds are liquidated prior to the end of the sixty month period, FBR or any transferee of FBR shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets (of which there were none as of April 30, 1998) for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value in good faith by the Board of Trustees. The Board of Trustees will review the method of valuations on a current basis. Expenses and fees, including the investment advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class will differ.

OPTIONS -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Financial Services Fund and Small Cap Financial Fund did not engage in options transactions during the six months ended April 30, 1998.

                                                 CALL OPTIONS PURCHASED
                                               --------------------------
VALUE FUND                                       CONTRACTS     PREMIUMS
---------------------------------------------  -------------  -----------
Outstanding, at beginning of period..........            110   $ 155,518
Options exercised............................            (50)    (58,900)
Options sold.................................            (20)    (14,810)
                                               -------------  -----------
Outstanding, at end of period................             40   $  81,808
                                               -------------  -----------
                                               -------------  -----------

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the "Adviser") considers creditworthy pursuant to criteria approved by the Trust's Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund. Each Fund's net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes).

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment, temporary differences do not require reclassification.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

FBR Fund Advisers, Inc. serves as each Fund's investment adviser. For its advisory services, the Adviser is entitled to receive from the Funds a monthly fee equal to an annual rate of 0.90% of each Fund's average daily net assets, computed daily and paid monthly.

Prior to April 18, 1998, the Adviser had voluntarily undertaken to limit each Fund's total operating expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the extent that such expenses exceeded 1.65% of each Fund's average daily net assets. Effective April 18, 1998, the Adviser has voluntarily undertaken to limit each Fund's total operating expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the extent that such expenses exceed 1.65%, 2.40% and 2.40% of each Fund's Class A, B and C shares average daily net assets, respectively. As necessary, these limitations were effected by waivers by the Adviser

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended April 30, 1998, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                                    GROSS                      NET
                                                  ADVISORY     ADVISORY     ADVISORY          EXPENSE
FUND                                                FEES      FEE WAIVERS     FEES        REIMBURSEMENTS
-----------------------------------------------  -----------  -----------  -----------  -------------------
Financial Services Fund........................  $   177,161   $ (37,610)  $   139,551              --
Small Cap Financial Fund.......................      369,987     (11,349)      358,638              --
Value Fund.....................................       57,985     (37,554)       20,431       $  (3,113)

The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts which it may assume.

The Trust, on behalf of each of the Funds, has entered into a Distribution Plan (the "Prior Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Prior Plan in effect for the period November 1, 1997 through March 30, 1998, each Fund paid FBR a fee at an annual rate of 0.25% of each Fund's average daily net assets which was accrued daily and paid quarterly. Effective March 31, 1998, the Trust, on behalf of each Fund's Class A shares, has adopted an amended and restated Distribution Plan (the "New Plan") pursuant to Rule 12b-1 under the Investment Company Act. Upon adoption of the New Plan and effective April 18, 1998, the Funds designated their outstanding no-load shares as Class A shares. Under the New Plan in effect for the period April 18, 1998 through April 30, 1998, each Fund's Class A shares paid FBR and FBR Investment Services, Inc. (collectively, the "Distributors") a fee at an annual rate of 0.25% of each Fund's Class A shares average daily net assets. Effective March 31, 1998, the Trust, on behalf of each Fund's Class B and C shares, has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan in effect for the period April 18, 1998 through April 30, 1998, each Fund paid the Distributors a distribution fee at annual rate of 0.75% and a service fee at an annual rate of 0.25% of each Fund's Class B and C shares average daily net assets. These fees paid to the Distributors under the New Plan and the Plan are payable without regard to actual expenses incurred. The Distributors earned $49,214, $102,819 and $16,111 for Financial Services Fund, Small Cap Financial Fund and Value Fund, respectively, in distribution and service fees. The Distributors use the service fees to pay its dealers whose clients hold Fund shares and the distribution fees to pay for distribution-related activities.

Effective April 18, 1998, the Distributors of the Funds collect the sales charge imposed on sales of each Fund's Class A shares, and reallow a portion of such charges to dealers through which the sales are made. The Distributors advanced 4.00% and 1.00% in sales commissions on the sale of Class B and C shares, respectively, to dealers at the time of such sales.

For the six months ended April 30, 1998, the Distributors have advised each Fund that they retained approximately $4,100, $900 and $400 in front-end sales charges resulting from sales of Class A shares of the Financial Services Fund, Small Cap Financial Fund and Value Fund, respectively. From these fees, the Distributors paid such sales charges to dealers which in turn paid commissions to salespersons. There were no amounts received by the Distributors in contingent deferred sales charges ("CDSC") for Class B and C shares of each Fund, except for Class B shares of Small Cap Financial Fund which had $380 in CDSC.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. INVESTMENT IN SECURITIES AND OPTIONS

For U.S. federal income tax purposes, the costs of securities and options, if any, owned at April 30, 1998, were $57,090,800, $100,983,299 and $21,571,670 for
Financial Services Fund, Small Cap Financial Fund and Value Fund, respectively. Accordingly, the net unrealized appreciation on investments and options transactions, if any, were as follows:

FUND                                                         APPRECIATION      DEPRECIATION     NET APPRECIATION
---------------------------------------------------------  ----------------  -----------------  ----------------
Financial Services Fund..................................   $   10,051,090     $    (151,767)    $    9,899,323
Small Cap Financial Fund.................................       14,671,376          (215,184)        14,456,192
Value Fund...............................................        2,874,821          (855,227)         2,019,594

For the six months ended April 30, 1998, aggregate purchases and sales of investment securities and options transactions, if any, (excluding short-term investments) were as follows:

FUND                                                          PURCHASES         SALES
----------------------------------------------------------  --------------  --------------
Financial Services Fund...................................  $   38,016,533  $    6,374,322
Small Cap Financial Fund..................................      73,638,119      13,826,912
Value Fund................................................      17,251,327       4,267,218

4. CAPITAL SHARE TRANSACTIONS

Prior to April 18, 1998, the Funds offered only no-load shares, which has been designated as Class A shares. Effective April 18, 1998, the Funds offered three classes of shares, which have been designated as Class A, B and C shares. As of April 30, 1998, Class C shares of the Financial Services Fund and Value Fund have not commenced their initial public offering. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of each Fund are sold with a CDSC of up to 5.00% within six years of purchase. Class C shares of each Fund are sold with a CDSC of 1.00% within the first year of purchase.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of April 30, 1998 each class of each Fund has an unlimited number of shares authorized with no par value, of which FBR owned 2,777, 2,778 and 2,778 Class A shares of Financial Services Fund, Small Cap Financial Fund and Value Fund, respectively. Transactions in each Fund's capital stock were as follows:

                                                  FINANCIAL SERVICES FUND(1)                   SMALL CAP FINANCIAL FUND(2)
                                          ------------------------------------------   -------------------------------------------
                                             SALES       REPURCHASES   REINVESTMENTS      SALES       REPURCHASES    REINVESTMENTS
                                          ------------   -----------   -------------   ------------   ------------   -------------
CLASS A
FOR THE SIX MONTHS ENDED
 APRIL 30, 1998
Shares..................................     2,196,173      325,325        21,591         5,066,083     1,861,519        30,657
Value...................................  $ 40,198,928   $5,683,277      $368,559      $ 94,333,231   $34,960,041      $548,154
FOR THE PERIOD JANUARY 3, 1997*
 THROUGH OCTOBER 31, 1997
Shares..................................     1,780,567      287,368            --         2,658,638       187,440            --
Value...................................  $ 24,819,794   $4,177,025            --      $ 41,558,998   $ 3,063,008            --

CLASS B
FOR THE PERIOD ENDED
 APRIL 30, 1998
Shares..................................           968           --            --            15,974           375            --
Value...................................  $     19,477           --            --      $    326,364   $     7,598            --

CLASS C
FOR THE PERIOD ENDED
 APRIL 30, 1998
Shares..................................            --           --            --             1,674            --            --
Value...................................            --           --            --      $     34,000            --            --

                                                        VALUE FUND(3)
                                          ------------------------------------------
                                             SALES       REPURCHASES   REINVESTMENTS
                                          ------------   -----------   -------------
CLASS A
FOR THE SIX MONTHS ENDED
 APRIL 30, 1998
Shares..................................       843,386      121,086        15,001
Value...................................  $ 14,909,585   $2,150,611      $248,119
FOR THE PERIOD JANUARY 3, 1997*
 THROUGH OCTOBER 31, 1997
Shares..................................       506,468       14,177            --
Value...................................  $  7,100,953   $  197,856            --
CLASS B
FOR THE PERIOD ENDED
 APRIL 30, 1998
Shares..................................         2,645           --            --
Value...................................  $     48,833           --            --
CLASS C
FOR THE PERIOD ENDED
 APRIL 30, 1998
Shares..................................            --           --            --
Value...................................            --           --            --

---------------------

 * Commencement of investment operations.

(1) Class B shares commenced its initial public offering on April 24, 1998.

(2) Class B and C shares each commenced their initial public offering on April 21, 1998 and April 24, 1998, respectively.

(3) Class B shares commenced its initial public offering on April 23, 1998.

Prior to April 18, 1998, there was a 1.00% redemption fee on Class A shares redeemed, which have been held 90 days or less. For the period November 1, 1997 through April 17, 1998, these fees amounted to $32,365, $132,702 and $7,124 for Financial Services Fund, Small Cap Financial Fund and Value Fund, respectively. The redemption fees were collected and retained by each Fund for the benefit of the remaining shareholders.

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The value of securities on loan to brokers and the related collateral and indemnification received at April 30, 1998, were as follows:

                                                      VALUE OF SECURITIES ON    VALUE OF COLLATERAL AND
FUND                                                           LOAN                 INDEMNIFICATION
----------------------------------------------------  -----------------------  -------------------------
Financial Services Fund.............................      $       571,230            $     573,645
Small Cap Financial Fund............................            1,539,938                1,618,997
Value Fund..........................................            2,160,677                2,264,639

The cash collateral was reinvested into a repurchase agreement which was in turn collateralized by Fannie Mae REMICs.

For the six months ended April 30, 1998, income from securities lending was $1,246, $3,062 and $2,006 for Financial Services Fund, Small Cap Financial Fund and Value Fund, respectively. Such income from securities lending is included under the caption INTEREST in the Statement of Operations.

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at April 30, 1998:

  FINANCIAL SERVICES FUND

                                                         PRINCIPAL                    INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
-----------------------------------------------------  -------------  ------------  -------------  -------------
Fannie Mae REMIC, Series 1994-51, Class F............      4,455,000     03/25/24        6.343%    $   4,358,085

  SMALL CAP FINANCIAL FUND

                                                         PRINCIPAL                    INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
-----------------------------------------------------  -------------  ------------  -------------  -------------
Fannie Mae REMIC, Series 1994-51, Class F............      4,330,000     03/25/24        6.343%    $   4,235,804

  VALUE FUND

                                                         PRINCIPAL                    INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
-----------------------------------------------------  -------------  ------------  -------------  -------------
Fannie Mae REMIC, Series 1994-51, Class F............        885,000     03/25/24        6.343%    $     865,748

FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

INVESTMENT ADVISER
    FBR Fund Advisers, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

DISTRIBUTORS
    Friedman, Billings, Ramsey & Co., Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

    FBR Investment Services, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

ADMINISTRATOR
    Bear Stearns Funds Management Inc.
    245 Park Avenue
    New York, NY 10167

ADMINISTRATION AND ACCOUNTING SERVICES/
TRANSFER AGENT
    PFPC Inc.
    Bellevue Corporate Center
    400 Bellevue Parkway
    Wilmington, DE 19809

CUSTODIAN
    Custodial Trust Company
    101 Carnegie Center
    Princeton, NJ 08540

INDEPENDENT ACCOUNTANTS
    Arthur Andersen LLP
    8000 Towers Cresent Drive
    Vienna, VA 22182

COUNSEL
    Dechert Price & Rhoads
    1775 Eye Street, N.W.
    Washington, DC 20006

The financial information included herein is taken from the records of each Fund without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies, fees and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.